Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
bpost SA	10,900	$62,645

Banks — 8.8%
KBC Ancora	3,315	138,113
KBC Group NV	19,748	1,093,914
		1,232,027
Beverages — 22.9%
Anheuser-Busch InBev SA/NV	54,689	3,225,305

Biotechnology — 13.5%
Argenx SE(a)	4,302	1,741,167
Galapagos NV(a)	4,008	159,748
		1,900,915
Chemicals — 9.4%
Recticel SA	4,487	70,308
Solvay SA	5,901	585,349
Tessenderlo Group SA(a)	2,056	68,268
Umicore SA	16,690	602,331
		1,326,256
Construction & Engineering — 3.0%
Ackermans & van Haaren NV	1,981	314,871
Deme Group NV(a)	807	100,341
		415,212
Distributors — 2.7%
D’ieteren Group	2,023	385,284

Diversified Financial Services — 6.3%
Groupe Bruxelles Lambert NV	7,462	602,295
Sofina SA	1,297	282,322
		884,617
Diversified Telecommunication Services — 1.0%
Proximus SADP	13,393	140,102

Electric Utilities — 2.8%
Elia Group SA/NV	2,747	391,416

Electronic Equipment, Instruments & Components — 1.1%
Barco NV	6,445	148,437

Entertainment — 0.4%
Kinepolis Group NV(a)	1,514	58,385

Equity Real Estate Investment Trusts (REITs) — 7.8%
Aedifica SA	3,300	260,049
Cofinimmo SA	2,570	224,415
Intervest Offices & Warehouses NV	2,443	52,115
Montea NV	1,149	77,274
Retail Estates NV	1,102	69,634
Warehouses De Pauw CVA	13,129	350,809
Xior Student Housing NV	2,412	69,648
		1,103,944
Food & Staples Retailing — 0.9%
Etablissements Franz Colruyt NV	4,847	128,047

Health Care Equipment & Supplies — 0.3%
Ion Beam Applications	2,832	42,437

Health Care Providers & Services — 0.6%
Fagron	6,769	89,059
Security	Shares	Value

Health Care Technology — 0.3%
AGFA-Gevaert NV(a)	16,317	$47,182

Insurance — 3.8%
Ageas SA/NV(b)	13,263	537,043

IT Services — 0.3%
Econocom Group SA/NV(b)	13,743	40,686

Media — 0.5%
Telenet Group Holding NV	4,602	73,469

Metals & Mining — 0.9%
Bekaert SA	3,433	122,588

Oil, Gas & Consumable Fuels — 2.5%
Euronav NV	15,767	308,218
Exmar NV	4,501	41,826
		350,044
Personal Products — 0.4%
Ontex Group NV(a)	8,046	54,194

Pharmaceuticals — 4.7%
Mithra Pharmaceuticals SA(a)(b)	5,126	24,232
UCB SA	7,892	637,015
		661,247
Real Estate Management & Development — 1.7%
Immobel SA(b)	705	35,363
Shurgard Self Storage SA	2,460	107,380
VGP NV	1,178	95,850
		238,593
Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	1,848	162,824

Textiles, Apparel & Luxury Goods — 0.3%
Van de Velde NV.	1,061	35,772

Wireless Telecommunication Services — 0.0%
Orange Belgium SA(a)	319	5,656

Total Long-Term Investments — 98.5%
(Cost: $20,575,768)		13,863,386

Short-Term Securities

Money Market Funds — 4.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(c)(d)(e)	566,844	566,901

Total Short-Term Securities — 4.0%
(Cost: $566,898)		566,901

Total Investments — 102.5%
(Cost: $21,142,666)		14,430,287

Liabilities in Excess of Other Assets — (2.5)%		(352,517)

Net Assets — 100.0%		$14,077,770

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,013	$540,914	(a)	$—	$(15)	$(11)	$566,901	566,844	$1,093	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	12/16/22	$209	$23,395

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$177,806	$13,685,580	$—	$13,863,386
Money Market Funds	566,901	—	—	566,901
	$744,707	$13,685,580	$—	$14,430,287

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$23,395	$—	$23,395

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2